Accrued Expenses and Other Current Liabilities - Additional Information (Details) - USD ($) $ in Thousands	Dec. 26, 2015	Dec. 27, 2014
Payables and Accruals [Abstract]
Payroll and compensation	$ 5,167	$ 1,830
Tax-related expense	801	804
Marketing expenses	3,451	3,385
Other accrued expenses	2,994	5,648
Accrued expenses and other current liabilities	$ 12,413	$ 11,667